Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenue, net	$ 7,735	$ 1,576	$ 23,795	$ 67,689
Operating expenses:
Cost of revenues	742	180	2,057	1,131
Research and development	78,626	58,734	832,758	263,217
General and administrative	82,754	57,115	259,878	335,766
Total operating expenses	162,122	116,029	1,094,693	600,114
Loss from operations	(154,387)	(114,453)	(1,070,898)	(532,425)
Other income (expense):
Change in fair value of investments	8,619	(41,148)	(95,533)	136,005
Change in fair value of debt and liability instruments	4,585	17,125	29,845	(13,722)
Gain on termination of Sumitomo Options	(66,472)	0
Gain on deconsolidation of subsidiary	0	(86,516)	(115,364)	(107,344)
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity			(115,364)	(107,344)
Other (income) expense, net	(134)	2,842	8,701	13,622
Loss from continuing operations before income taxes			(898,547)	(560,986)
Loss before income taxes	(100,985)	(6,756)
Income tax expense	93	1,221	1,686	7,124
Loss from continuing operations, net of tax			(900,233)	(568,110)
Income from discontinued operations, net of tax			0	1,578,426
Net loss	(101,078)	(7,977)	(900,233)	1,010,316
Net loss attributable to noncontrolling interests	(18,895)	(4,734)	(90,999)	(190,193)
Net loss attributable to Roivant Sciences Ltd.	(82,183)	(3,243)	(809,234)	1,200,509
Amounts attributable to Roivant Sciences Ltd.:
Loss from continuing operations, net of tax			(809,234)	(519,394)
Income from discontinued operations, net of tax			0	1,719,903
Net (loss) income attributable to Roivant Sciences Ltd.	$ (82,183)	$ (3,243)	$ (809,234)	$ 1,200,509
Basic and diluted net (loss) income per common share:
Basic and diluted loss from continuing operations			$ (3.76)	$ (2.72)
Basic and diluted income from discontinued operations			0	7.85
Net loss per common share—basic and diluted	$ (0.37)	$ (0.02)	$ (3.76)	$ 5.13
Basic and diluted weighted average shares outstanding:
Basic			215,312,273	219,036,630
Diluted			215,312,273	219,036,630
Weighted average shares outstanding—basic and diluted	222,081,975	214,879,058